Summary of Significant Accounting Policies - Schedule of Company’s Operations, Assets and Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 527,478	$ 554,654	$ 1,747,570	$ 1,014,004	$ 1,712,595	$ 766,277
Cost of sales					578,015
Gross profit	393,901	$ 366,145	1,278,807	$ 672,882	1,134,580	447,309
Expenses					4,900,791
Other income (expense)					(535,306)
Net loss					4,301,517
Current Assets					4,919,444
Non-current assets					270,474
Total Assets					5,189,918
Current liabilities	2,130,422		2,130,422		1,297,353	588,272
Non-current liabilities					65,489
Total Liabilities	$ 2,650,133		$ 2,650,133		1,362,842	$ 760,873
Total Equity					3,827,076
United States [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue					1,712,595
Cost of sales					578,015
Gross profit					1,134,580
Expenses					4,768,011
Other income (expense)					(535,330)
Net loss					4,168,761
Current Assets					4,896,675
Non-current assets					268,733
Total Assets					5,165,408
Current liabilities					1,241,764
Non-current liabilities					65,489
Total Liabilities					1,307,253
Total Equity					4,227,088
Canada [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of sales
Gross profit
Expenses					132,780
Other income (expense)					24
Net loss					132,756
Current Assets					22,769
Non-current assets					1,741
Total Assets					24,510
Current liabilities					55,589
Non-current liabilities
Total Liabilities					55,589
Total Equity					$ (400,012)